SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2020
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
NOTE 25 - SUBSEQUENT EVENTS
On July 15, 2020, Constellium Singen GmbH and Constellium Singen Rolled Products entered into two credit facilities 80% guaranteed by the German State, for a total amount of €50 million.